Federated Hermes Corporate Bond Strategy Portfolio Investment Strategy - Federated Hermes Corporate Bond Strategy Portfolio	Dec. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a diversified portfolio of investment-grade, corporate fixed-income securities. While the Fund may invest in securities of any maturity, the Fund’s average duration is expected to vary and may range between one and ten years depending on Federated Investment Management Company’s (the “Adviser”) view of interest rates. The Fund may also invest in Treasury securities, government securities and derivative instruments (such as futures, options and swaps or hybrid instruments) to implement its investment strategies. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund may invest up to 15% of its net assets in illiquid securities. Some of the corporate fixed-income securities in which the Fund invests are considered to be “foreign securities” as that term is defined in this Prospectus. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Fund’s benchmark, the Baa (BBB) component of the Bloomberg US Credit Index (BUSCI). The BUSCI is an unmanaged index comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the BUSCI. When buying and selling portfolio securities, the Adviser utilizes a four part decision-making process. First, the Adviser invests the Fund’s portfolio seeking the higher relative returns of corporate fixed-income securities, when available, while attempting to limit the associated credit risks. Second, the Adviser selects individual securities that it believes may outperform the Fund’s benchmark index. Third, the Adviser may seek to change the Fund’s interest rate volatility by lengthening or shortening the Fund’s portfolio duration from time to time based on its interest rate outlook. Fourth, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in corporate fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.